Leases - Operating Lease Right-of-use Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease right-of-use assets	$ 10,849	$ 10,310	$ 13,800	$ 0
Operating lease liabilities, current	3,632	3,153		0
Operating lease liabilities, non-current	7,918	7,891		$ 8,264
Total lease liabilities	$ 11,550	$ 11,044	$ 14,300